UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	July 21, 2011

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	53
Form 13F Information Table Value Total:	$165,457

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105      215     2271 SH       SOLE                     2271
ABBOTT LABS                    COM              002824100     4754    90354 SH       SOLE                    90354
ADOBE SYSTEMS                  COM              00724F101     4397   139815 SH       SOLE                   139815
APPLE COMPUTER                 COM              037833100      728     2170 SH       SOLE                     2170
AT&T                           COM              00206R102     4918   156562 SH       SOLE                   156562
BANK OF AMERICA                COM              060505104      293    26758 SH       SOLE                    26758
CHARLES SCHWAB                 COM              808513105     4523   274928 SH       SOLE                   274928
CHEVRONTEXACO                  COM              166751107     1053    10235 SH       SOLE                    10235
CISCO SYSTEMS                  COM              17275R102     3535   226485 SH       SOLE                   226485
CITRIX SYSTEMS                 COM              177376100     5648    70605 SH       SOLE                    70605
COCA COLA                      COM              191216100     1642    24405 SH       SOLE                    24405
CULLEN/FROST                   COM              229899109     4369    76857 SH       SOLE                    76857
CVS CAREMARK                   COM              126650100     5291   140785 SH       SOLE                   140785
ELECTRONIC ARTS                COM              285512109     6067   257070 SH       SOLE                   257070
EMC                            COM              268648102     6089   221025 SH       SOLE                   221025
EMERSON ELECTRIC               COM              291011104      219     3901 SH       SOLE                     3901
EXXON MOBIL                    COM              302290101     5996    73675 SH       SOLE                    73675
FOREST OIL                     COM              346091606     4156   155610 SH       SOLE                   155610
GENERAL ELECTRIC               COM              369604103     5766   305732 SH       SOLE                   305732
HALLIBURTON                    COM              406216101      469     9194 SH       SOLE                     9194
HOSPIRA                        COM              441060100     5000    88250 SH       SOLE                    88250
IBM                            COM              459200101      907     5285 SH       SOLE                     5285
ILLINOIS TOOL                  COM              452308109     5118    90601 SH       SOLE                    90601
INTEL                          COM              458140100     5067   228645 SH       SOLE                   228645
JACOBS ENGINEERING             COM              469814107     4449   102860 SH       SOLE                   102860
JARDEN                         COM              471109108     4510   130695 SH       SOLE                   130695
JOHNSON CONTRLS                COM              478366107     6071   145719 SH       SOLE                   145719
KIMBERLY CLARK                 COM              494368103      868    13036 SH       SOLE                    13036
LAZARD LTD-CL A                COM              021260622     4570   123169 SH       SOLE                   123169
MEDTRONIC                      COM              585055106     5020   130282 SH       SOLE                   130282
MICROSOFT                      COM              594918104     4983   191646 SH       SOLE                   191646
MONSANTO                       COM              61166W101     4655    64178 SH       SOLE                    64178
NIKE CLASS B                   COM              654106103     5115    56849 SH       SOLE                    56849
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      457     6483 SH       SOLE                     6483
PROCTER & GAMBLE               COM              742718109      255     4007 SH       SOLE                     4007
REGIONS FINL                   COM              7591EP100     1821   293768 SH       SOLE                   293768
SCHLUMBERGER                   COM              806857108     5404    62548 SH       SOLE                    62548
SIMMONS FIRST NATIONAL         COM              828730200      282    10975 SH       SOLE                    10975
SUNOVIA ENERGY TECHNOLOGIES    COM              86770A104        1    32000 SH       SOLE                    32000
TARGET                         COM              87612E106     4194    89400 SH       SOLE                    89400
TEVA PHARMA                    COM              881624209     4626    95935 SH       SOLE                    95935
THERMO FISHER                  COM              883556102     5166    80224 SH       SOLE                    80224
TYSON FOODS                    COM              902494103     1623    83580 SH       SOLE                    83580
WAL-MART                       COM              931142103     5003    94154 SH       SOLE                    94154
WALT DISNEY                    COM              254687106     4879   124982 SH       SOLE                   124982
WINDSTREAM                     COM              97381W104      814    62799 SH       SOLE                    62799
AMERICAN CAP INCOME BUILDER CL                  140193400      216     4178 SH       SOLE                     4178
COLUMBIA MIDCAP INDEX FD-Z                      19765J608     2135   175257 SH       SOLE                   175257
FIRST EAGLE SOGEN GLOBAL-A                      32008F507      390     8005 SH       SOLE                     8005
FRANKLIN INCOME FUND CL A                       353496300       66    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      672     6692 SH       SOLE                     6692
VANGUARD INSTL INDEX-INST PL                    922040209      991     8203 SH       SOLE                     8203